Definition of Terms in Fund Name	Jun. 11, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objective. The Trust seeks capital appreciation.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust seeks to achieve its investment objective by investing in a laddered portfolio of First Trust Target Outcome Moderate Buffer ETFs (the “ETFs”) advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor. Under normal market conditions, the Trust will invest at least 80% of its assets in the ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of either SPY, QQQ, IWM or EFA, respectively, up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 15% of losses of SPY, QQQ, IWM or EFA, respectively, over a defined one-year period.

The term “laddered portfolio” refers to the Trust’s investment in multiple ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. The rolling or “laddered” nature of the investments in the ETFs creates diversification of investment time period compared to the risk of acquiring or disposing of any one ETF at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single ETF due to the timing of investment in such ETF and the relative price of the reference asset or having limited or no upside potential remaining because of the cap of a single ETF.

The Trust’s laddered approach is intended to allow the Trust to benefit to a limited extent from increases in the value of the State Street® SPDR® S&P 500® ETF Trust (“SPY”), iShares Russell 2000 ETF (“IWM”), iShares MSCI EAFE ETF (“EFA”), and Invesco QQQ TrustSM, Series 1 (“QQQ”) (collectively, the “Underlying Reference Assets”) and to provide a level of downside protection for at least a portion of the Trust’s portfolio at any given time. Unlike the ETFs, the Trust itself does not pursue a target outcome strategy. You may experience significant losses on investments in the Trust. The buffer is only provided by the ETFs and the Trust itself does not provide any stated buffer against losses. The Trust will likely not receive the full benefit of the ETF buffers and could have limited upside potential (as described below). The Trust’s returns are limited by the caps of the ETFs. Although the Trust does not directly provide a defined buffer, each ETF in the portfolio is structured to offer a moderate 15% downside buffer (before fees and expenses), with potential upside gains capped at a predetermined level.

The Trust will invest in all of the First Trust Target Outcome Moderate Buffer ETFs that seek to match the price return of the Underlying Reference Assets and also meet the Trust’s liquidity requirements. To be included in the Trust’s portfolio, each ETF must have a minimum market capitalization of $50,000,000. The Trust intends only to acquire shares of ETFs in the secondary market and will not engage in any principal transactions with the ETFs. The ETFs will be equally weighted within their reference asset category, and the First Trust Research Department will determine the allocation to each reference asset category to provide diversification. The minimum remaining buffers or caps for the ETFs will not be considered when selecting ETFs for the Trust’s final portfolio.

The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The investment objective of IWM is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the Russell 2000 Index. The investment objective of EFA is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the MSCI EAFE IMI Index. The investment objective of QQQ is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index®.

The ETFs held by the Trust invest substantially all of their assets in FLexible EXchange Options (“FLEX Options”) on a respective Underlying Reference Asset. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, the Underlying Reference Assets). The pre-determined outcomes sought by the ETFs, which include a buffer against the first 15% of applicable Underlying Reference Asset losses and a cap on upside potential, are based on the price return of the Underlying Reference Assets over an approximate one-year period beginning on the third Friday in the month for which each ETF is named and ending on the third Friday of the same month in the following year (the “Target Outcome Period”). Each ETF establishes a new cap annually at the beginning of each Target Outcome Period (i.e., resets its cap) and refreshes the 15% buffer.

Each ETF’s strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon the price returns of its respective Underlying Reference Asset over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an ETF’s FLEX Options are generally allowed to expire or sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that each of the ETFs will undergo a “reset” of its cap and a “refresh” of its buffer annually. Each ETF will undergo such reset and refresh in a different month of the calendar year. The rolling or “laddered” nature of the investments in the ETFs creates diversification of investment time period and market level (meaning the price of each Underlying Reference Asset at any given time) compared to the risk of acquiring or disposing of any one ETF at any one time. Because the Trust will not acquire shares of the ETFs on the first day of a Target Outcome Period and may dispose of shares of the ETFs before the end of the Target Outcome Period, the Trust may experience returns that are very different from those that the ETFs seek to provide. Likewise, a Unit holder purchasing Units on a day other than the Initial Date of Deposit, or redeeming Units prior to the Trust’s Mandatory Termination Date, may experience investment results that differ from those they would have experienced if they purchased Units on the Initial Date of Deposit or held Units until the Mandatory Termination Date. If an ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Trust to achieve gains or benefit from the buffer for the remainder of the Target Outcome Period. When an investor purchases shares of a single ETF, his or her potential outcomes are limited by the ETF’s stated cap and buffer over a defined time period (depending on when the shares were purchased). Alternatively, the Trust’s laddered approach provides a diversified exposure to all of the ETFs in a single investment. By owning a laddered portfolio of ETFs, the Trust has the ability to continue to benefit from increases in the value of the Underlying Reference Assets and to provide a level of downside protection as each of the ETFs will reset its cap and refresh its buffer annually based on the price of its Underlying Reference Asset at the time of the reset. In other words, the continual and periodic refreshing of the ETF caps and buffers at the current prices of the Underlying Reference Assets is intended to allow the Trust to continue to benefit from increases in the value of the Underlying Reference Assets and to provide a level of downside protection for at least a portion of the Trust’s portfolio at any given time.

Each ETF’s website provides information relating to the possible outcomes for an investment in the ETF on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the ETF’s value relative to the cap and buffer. Unit holders can find the expected outcomes for each of the ETFs at https://www.ftportfolios.com/retail/etf targetoutcomefundlist.aspx.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.